NORTHERN HIGH YIELD FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income. In doing so, the Fund also may consider the potential for capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN HIGH YIELD FIXED INCOME FUND NORTHERN HIGH YIELD FIXED INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTHERN HIGH YIELD FIXED INCOME FUND NORTHERN HIGH YIELD FIXED INCOME FUND	[1]
Management Fees	0.77%
Other Expenses	0.04%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.82%	[3]
Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%	[3]
[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.78%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2019 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN HIGH YIELD FIXED INCOME FUND | NORTHERN HIGH YIELD FIXED INCOME FUND | USD ($)	81	259	452	1,011

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as “junk bonds”). These may include:
  Obligations of U.S. and foreign corporations and banks;
  Obligations of state, local and foreign governments;
  Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities;
  Senior and subordinated bonds and debentures;
  Zero coupon, pay-in-kind and capital appreciation bonds;
  Convertible securities, preferred stock, structured securities and loan participations;
  Warrants, rights and other equity securities that are acquired in connection with the Fund’s investments in debt or convertible securities; and
  Repurchase agreements relating to the above instruments.
Lower quality securities are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Unrated securities will be of comparable quality as determined by the Fund’s investment adviser.

Lower rated securities tend to offer higher yields than higher rated securities with similar maturities. However, lower rated securities are considered speculative and generally involve greater price volatility and greater risk of loss than higher rated securities. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default. Although the Fund invests primarily in lower quality fixed-income securities, it may invest a portion of its assets in securities of higher quality. During temporary defensive periods, the Fund may invest all of its assets in securities of higher quality. The Fund may not achieve its investment objective when this temporary strategy is used.

Although the Fund primarily invests in the debt obligations of domestic issuers, it may make limited investments in the securities of foreign issuers.

In buying and selling securities for the Fund, the Fund’s investment adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the Fund’s investment adviser will emphasize particular securities and types of securities (such as asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of the risks. The Fund’s investment adviser also may consider obligations with a more favorable or improving credit or industry outlook that provide the potential for capital appreciation.

The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time in instruments with short, medium or long maturities. The instruments held by the Fund are considered speculative, and an investment in the Fund presents substantial risks in relation to a fund that invests in investment grade instruments.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
PRINCIPAL RISKS
CONVERTIBLE SECURITIES RISK is the risk that the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, the Fund may be forced to convert a security before it would otherwise choose, which could have an adverse effect on the Fund’s return and its ability to achieve its investment objective.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

HIGH-YIELD RISK is the risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

INFLATION RISK is the risk that interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. A low or declining interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

LIQUIDITY RISK is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline. The market value of the securities in which the Fund invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover, including investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of acquisition, may lead to increased Fund expenses resulting in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Fund’s investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Fund’s net asset value. In some cases it is possible that the Fund may suffer a total loss on its investment in a structured security.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored entities if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2018 is (0.21)%. For the periods shown in the bar chart above, the highest quarterly return was 10.22% in the second quarter of 2009, and the lowest quarterly return was (11.14)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2017)
Average Annual Total Returns - NORTHERN HIGH YIELD FIXED INCOME FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN HIGH YIELD FIXED INCOME FUND	Dec. 31, 1998	7.58%	4.99%	6.42%	5.98%
NORTHERN HIGH YIELD FIXED INCOME FUND | Returns after taxes on distributions		4.82%	2.11%	3.49%	2.94%
NORTHERN HIGH YIELD FIXED INCOME FUND | Returns after taxes on distributions and sale of Fund shares		4.24%	2.51%	3.70%	3.24%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		7.50%	5.78%	8.09%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.